N-2 - USD ($)				3 Months Ended																			12 Months Ended										72 Months Ended
		Dec. 31, 2025	Apr. 04, 2025	Mar. 31, 2025	Jan. 31, 2025	[7],[8]	Oct. 31, 2024		Jul. 31, 2024	[7],[8]	Apr. 30, 2024	[7],[8]	Jan. 31, 2024	[7],[8]	Oct. 31, 2023		Jul. 31, 2023	[7],[8]	Apr. 30, 2023	[7],[8]	Jan. 31, 2023		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2024	Feb. 28, 2025
Cover [Abstract]
Entity Central Index Key			0001487610
Amendment Flag			true
Amendment Description			The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Inv Company Type			N-2
Securities Act File Number			333-282910
Investment Company Act File Number			811-22396
Document Type			N-2/A
Document Registration Statement			true
Pre-Effective Amendment			true
Pre-Effective Amendment Number			1
Investment Company Act Registration			true
Entity Registrant Name			Neuberger Berman High Yield Strategies Fund Inc.
Entity Address, Address Line One			c/o Neuberger Berman Investment Advisers LLC
Entity Address, Address Line Two			1290 Avenue of the Americas
Entity Address, City or Town			New York
Entity Address, State or Province			NY
Entity Address, Postal Zip Code			10104-0002
City Area Code			212
Local Phone Number			476-8800
Contact Personnel Name			Joseph V. Amato
Approximate Date of Commencement of Proposed Sale to Public			From time to time after the effective date of this Registration Statement
Delayed or Continuous Offering			true
Registered Closed-End Fund [Flag]			true
Primary Shelf Qualified [Flag]			false
Entity Well-known Seasoned Issuer			No
Entity Emerging Growth Company			false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load(1)	—%
Offering Expenses Borne by the Fund(1)	—%
Distribution Reinvestment Plan Fees	None(2)

Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Stock
Estimated Annual Expenses
Management Fees(3)	0.92%
Interest Payments on Borrowed Funds(4)	1.50%
Other Expenses(5)	0.40%
Total Annual Fund Operating Expenses	2.82%
Distributions on Preferred Stock(6)	1.32%
Total Annual Expenses and Distributions on Preferred Stock	4.14%

Management Fees [Percent]	[2]		0.92%
Interest Expenses on Borrowings [Percent]	[3]		1.50%
Dividend Expenses on Preferred Shares [Percent]	[4]		1.32%
Distribution/Servicing Fees [Percent]	[5]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]		0.40%
Total Annual Expenses [Percent]			2.82%
Net Expense over Assets [Percent]			4.14%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that Common Stockholders would pay on a $1,000 investment in Common Stock, assuming (i) total annual expenses of 4.14%; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:
The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s distribution reinvestment plan may receive Common Stock purchased or issued at a price or value different from NAV. See “Distribution Reinvestment Plan.” The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
1 Year	3 Years	5 Years	10 Years
$42	$126	$212	$432

Expense Example, Year 01			$ 42
Expense Example, Years 1 to 3			126
Expense Example, Years 1 to 5			212
Expense Example, Years 1 to 10			$ 432
Purpose of Fee Table , Note [Text Block]
The purpose of the following table and the example below is to help you understand the fees and expenses that you, as an investor in the Fund, would bear directly or indirectly. The tables also reflect the use of leverage by the Fund through preferred stock and borrowings representing in the aggregate 26.3% of Managed Assets (consistent with the percentage of leverage in place as of October 31, 2024) of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such leverage), and show Fund expenses as a percentage of net assets attributable to Common Stock.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period	Class of Senior Securities	Total Amount Outstanding(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Year Ended October 31, 2024	Loans Payable	$43,500,000	$7,308	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series D	$40,000,000	$380,716	$100,000.00	N/A
Year Ended October 31, 2023	Loans Payable	$66,000,000	$4,561	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series D	$40,000,000	$284,014	$100,000.00	N/A
Year Ended October 31, 2022	Floating Rate Senior Notes	$46,000,000	$6,335	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series C	$76,000,000	$30	$12.50	N/A
Year Ended October 31, 2021	Floating Rate Senior Notes	$19,500,000	$14,207	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series C	$76,000,000	$36	$12.50	N/A
Year Ended October 31, 2020	Floating Rate Senior Notes	$30,000,000	$11,830	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series C	$95,000,000	$35	$12.50	N/A
Year Ended October 31, 2019	Floating Rate Senior Notes	$90,000,000	$4,144	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series B	$35,000,000	$74,585	$25,000	N/A
Year Ended October 31, 2018	Floating Rate Senior Notes	$90,000,000	$4,098	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series B	$35,000,000	$73,756	$25,000	N/A
Year Ended October 31, 2017	Floating Rate Senior Notes	$90,000,000	$4,309	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series B	$35,000,000	$77,565	$25,000	N/A
Year Ended October 31, 2016	Floating Rate Senior Notes	$90,000,000	$4,240	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series B	$35,000,000	$76,324	$25,000	N/A
Year Ended October 31, 2015	Floating Rate Senior Notes	$90,000,000	$4,144	N/A	N/A
	Mandatory Redeemable Preferred Shares, Series B	$35,000,000	$74,593	$25,000	N/A

Senior Securities Headings, Note [Text Block]																																	FINANCIAL HIGHLIGHTS
Senior Securities Highlights Audited, Note [Text Block]																																	The financial highlights as of and for the fiscal years ended October 31, 2015 through 2024 are derived from the Fund’s financial statements audited by Ernst & Young LLP, independent registered public accounting firm for the Fund, and such financial highlights are incorporated by reference to the Fund’s Annual Report on Form N-CSR for the fiscal year ended October 31, 2019 and the Annual Report on Form N-CSR for the fiscal year ended October 31, 2024.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

The Fund’s investment objective is to seek high total return (income plus capital appreciation). There is no assurance that the Fund will achieve its investment objective.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers. High yield debt securities include securities that, at the time of investment, are rated below investment grade (commonly referred to as “junk”) by at least one independent credit rating agency or, if unrated, determined by the Fund’s portfolio managers to be of comparable quality. High yield debt securities may include distressed securities. To the extent not invested in high yield debt securities, the Fund may invest a portion of its assets (normally, not more than 20% of its total assets) in other securities and financial instruments, including investment grade debt securities, equity securities and derivatives. The Fund may also invest up to 15% of its total assets in CLOs. The Fund’s investment objective and its policy of investing at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers are not fundamental and may be changed by the Fund’s Board without stockholder approval, however stockholders would be provided at least 60 days’ notice of any changes.

The Fund invests primarily in securities of U.S. issuers, but may also invest in securities of foreign issuers. Up to 25% of the Fund’s total assets may be invested in securities of foreign issuers traded outside of the U.S. Liquid securities purchased by the Fund may subsequently become illiquid.

The Fund uses leverage to pursue its investment objective. The Fund currently utilizes leverage through the Facility and the issuance of preferred stock and may otherwise borrow money, issue notes or use a variety of additional strategies to increase funds available for investment. Under the 1940 Act, the Fund is permitted to issue debt up to 33 1/3% of its total Managed Assets or equity securities (e.g., preferred stock) up to 50% of its total Managed Assets. The Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, the Fund may be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Fund’s credit facility and preferred stock governing instruments or by agencies rating the preferred stock, which may be more stringent than those imposed by the 1940 Act. As of October 31, 2024, the Fund had 400 Mandatory Redeemable Preferred Shares, Series D outstanding, with an aggregate liquidation preference of $40,000,000, and principal balance of $43,500,000 of loans outstanding under the Facility, resulting in a total leverage ratio of 26.3%.

Securities purchased by the Fund may have fixed or variable principal payments and various types of interest rate and dividend payment and reset terms, including fixed rate, variable rate, floating rate, zero coupon, deferred, payment in kind and auction rate features. Although the Fund may invest in debt securities having a broad range of maturities, the average portfolio maturity of the Fund is expected to be within the intermediate range (2 to 7 years) and will vary over time, based on the judgment of the Fund’s portfolio managers. Auction rate securities are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction, normally at par value at specified intervals.

The Fund may invest in a variety of direct debt instruments, including bank loans, notes and other interests in amounts owed to financial institutions by borrowers, such as companies and governments. Corporate loans in which the Fund may invest will primarily consist of direct obligations of borrowers. The Fund may invest in corporate loans at origination as a co-lender or may acquire loans in the secondary market by purchasing participations in, assignments of or novations of corporate loans. The bank loans in which the Fund invests may be structured and administered by a third party that acts as agent for a group of lenders that make or hold interests in the loan. The Fund may acquire interests in such loans by taking an assignment of all or a portion of a direct interest in a loan previously held by another institution or by acquiring a participation in an interest in a loan that continues to be held by another institution.
The Fund may invest in asset-backed securities, including CLOs, mortgage-backed securities and equity securities, including common stocks, preferred stocks, depositary receipts, warrants and rights. The Fund may also invest in bonds and preferred stocks that are convertible into equity securities.

The Fund may invest in derivatives. The Fund may purchase and sell derivative instruments such as exchange listed and over-the-counter put and call options on securities, foreign currencies and securities indices. It may also purchase and sell financial futures contracts (and options thereon) and enter into various other types of transactions in derivatives, such as swaps, caps, floors and collars. These transactions may include the use of interest rate swaps (to hedge against adverse changes in interest rates affecting securities held by the Fund, dividends payable on any preferred stock issued by the Fund or interest payable on the Fund’s borrowings) and credit default swaps. Although the Fund will not use derivatives as a primary investment technique, it may use derivatives for a variety of purposes, including: (1) as a hedge against adverse changes in securities prices, interest rates or foreign currency exchange rates; and (2) as a substitute for purchasing or selling securities.

The Fund may invest in other investment companies, including exchange-traded funds, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

In connection with the Fund’s use of leverage through the Facility and the issuance of preferred stock, the Fund may seek to hedge the interest rate risks associated with leverage through interest rate swaps, caps or other derivative transactions. These transactions involve investment techniques and risks different from those associated with portfolio transactions in securities of high yield debt securities. There is no assurance that any interest rate hedging transactions, if undertaken, will be successful, and such transactions may adversely affect the Fund’s achievement of its investment objective.
The Fund’s portfolio managers will seek high total returns through in-depth credit research utilizing proprietary analytics processes to assess the strength of a company’s credit profile, examples of which include but are not limited to: their ability to pay principal and interest, their cash flow and balance sheet composition, and their market position relative to competitors. As part of their fundamental investment analysis the Fund’s portfolio managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable, as described below. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the portfolio managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. As part of this analysis, the Fund’s portfolio managers also regularly engage with the management teams of issuers on issues that the portfolio managers believe are material to the credit risk of an issuer. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Temporary Investments. For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. The Fund may not achieve its investment objective under these circumstances.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. The following summarizes some of the risks that you should consider before making an investment in the Fund under any offering. You should carefully consider the following risk factors, as well as the other information in this Prospectus and any applicable Prospectus Supplement, before making an investment in the Fund under any offer. The Securities do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the portfolio managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the portfolio managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors. Information used by the portfolio managers in their assessment of ESG factors, like other information used in their credit analysis discipline and security selection process, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
Anti-takeover Provisions Risk
The Fund’s Articles of Incorporation and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. If the Fund were converted to open-end status, the Fund would have to redeem any preferred stock and prepay or repay any borrowings outstanding. By resolution of the Board, the Fund has opted into the Maryland Control Share Acquisition Act (“MCSAA”) and the Maryland Business Combination Act.  In general, the MCSAA provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by stockholders at a special meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or by directors who are employees of the corporation).
In general, the Maryland Business Combination Act prohibits an interested stockholder (a stockholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination with the corporation for a period of five years after the most recent date on which the interested stockholder became an interested stockholder. Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund. There can be no assurance, however, that such provisions would be sufficient to deter investors that seek to obtain control of the Fund or otherwise cause the Fund to take actions that may not be aligned with the interests of other stockholders.  See “Anti-Takeover Provisions in the Articles of Incorporation and Bylaws” for additional information, including relating to litigation.
Call Risk
Upon the issuer’s desire to call a security, or under other circumstances where a security is called,  which may happen for a number of reasons, such as declining interest rates or changes in credit spreads, the issuer can opt to repay the obligation underlying a “callable security” early. When this occurs, the Fund may have to reinvest the proceeds in an investment offering a lower yield, with a higher risk of default, or other less favorable characteristics. This may reduce the amount of the Fund’s distributions. In addition, the Fund may not realize the full anticipated benefit from such investment. The likelihood of a call also may impact the price of a security.
Closed-End Fund Risk
The Fund is a diversified, closed-end management investment company and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund’s Common Stock may trade at a discount to the Fund’s NAV. See “Market Premium/Discount Risk.”
Collateralized Loan Obligations Risk
CLOs issue classes or “tranches” of securities that vary in risk and yield and may experience substantial losses due to interest rate fluctuations, actual defaults, collateral defaults, disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. CLOs carry risks including, but not limited to, (i) the possibility that distributions from the underlying debt securities will not be adequate to make interest or other payments, (ii) the quality of the underlying debt securities may decline in value or default, particularly during periods of economic downturn, (iii) the Fund may invest in CLOs that are subordinate to other classes of securities, (iv) the investment return could be significantly different than those predicted by financial models; (v) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures, (vi) the manager of the CLO may perform poorly, (vii) the complex structure may produce disputes with the issuer or unexpected investment results, and (viii) the lack of a readily available secondary market for CLOs. Interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to the risk of default with respect to such payments. The risks of investing in CLOs depend largely on the quality and type of the underlying debt and the tranche of the CLO in which the Fund invests.  In addition, CLOs that obtain their exposure through derivative instruments entail the additional risks associated with such instruments.  CLOs can be difficult to value, may at times be illiquid, may be highly leveraged (which could make them highly volatile), and may produce unexpected investment results due to their complex structure. CLOs may also charge fees and expenses, which are in addition to those of the Fund. In addition, CLOs involve many of the same risks of investing in debt securities and asset-backed securities including, but not limited to, interest rate risk, credit risk, liquidity risk, and valuation risk.
Conflicts of Interest Risk
The Adviser’s advisory fees are based on Managed Assets. Consequently, the Adviser will benefit from an increase in the Fund’s Managed Assets resulting from an offering. In addition, a Director who is an “interested person” (as such term is defined under the 1940 Act) of the Fund or a portfolio manager of the Fund could benefit indirectly from an offering because of such affiliations.
Convertible Securities Risk
The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price, and a convertible security is subject to the market risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Because their value can be influenced by many different factors, convertible securities generally have less potential for gain or loss than the underlying common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.
Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as "junk bonds"). Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole. There may also be less trading in small- or mid-cap securities, which means that buy and sell transactions in those securities could have a larger impact on a security’s price than is the case with large-cap securities.
Credit Risk
Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead costs), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which may affect a security’s credit quality or value.  A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund's securities.  Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. In addition, lower credit quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Ratings represent a rating agency’s opinion regarding the quality of a security and are not a guarantee of quality and do not protect against a decline in the value of a security.  In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.  The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value.  The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit, or bond insurance). Entities providing credit or liquidity support also may be affected by credit risk. Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions.
Currency Risk
Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses.  Domestic issuers that hold substantial foreign assets may be similarly affected.  Currency exchange rates may fluctuate in response to factors external to a country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception of a country’s economy and changes in interest rates, intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities, such as the International Monetary Fund, or by currency controls or political developments in the U.S. or abroad. To the extent the Fund invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated.
Depositary Receipts Risk
Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, holders of depositary receipts may have limited or no rights, including voting rights, to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the instrument.
Derivatives Risk
Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.  Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price.  Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil.  The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference instrument may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial.  Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives.  In addition, the Fund’s use of derivatives may have different tax consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing of income recognition and character of taxable distributions payable to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.  Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority. See “Use of Leverage and Related Risks.”
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.  Counterparty risk is generally thought to be greater with OTC derivatives than with derivatives that are exchange traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. In addition, during periods of market volatility, such exchanges or clearing organizations may suspend or limit trading in a derivative, which may make the contract temporarily illiquid and difficult to price.
When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives.  The need to provide margin or collateral could limit the Fund’s ability to pursue other opportunities as they arise.  Derivatives that have margin requirements involve the risk that if the Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities or other instruments from its portfolio at a time when it may be disadvantageous to do so.  A relatively small price movement in a derivative may result in substantial losses to the Fund, exceeding the amount of the margin paid. The Fund normally will remain obligated to meet margin requirements until a derivatives position is closed.
Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
Although the Fund may use derivatives to attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses.
Additional risks associated with certain types of derivatives are discussed below:
Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).
Futures.  There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures position when desired.  This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that the Fund needs to sell (or buy) at that limit price. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery.  To the extent the Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.
Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase.  Additionally, volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with options. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.
Swaps. Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap.
Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.
Distressed Securities Risk
Distressed securities are securities of companies that are in financial distress and that may be in or about to enter bankruptcy or some other legal proceeding.  The Fund may not receive interest payments on the distressed securities, which would not generate income for shareholders, and may incur costs to protect its investment. These securities may present a substantial risk of default or may be in default.  Distressed securities involve the substantial risk that principal will not be repaid. The Fund may lose a substantial portion or all of its investment in distressed securities or may be required to accept cash, securities or other property with a value less than its original investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. Distressed securities include loans, bonds and notes, many of which are not publicly traded, and may involve a substantial degree of risk.  In certain periods, there may be little or no liquidity in the markets for distressed securities meaning that the Fund may be unable to exit its position. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain information regarding the financial condition of a borrower or issuer, and its financial condition may change rapidly. Also, it may be difficult to value such securities and the spread between the bid-ask prices of such securities may be greater than expected.
Distributions Risk
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than others. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its stockholders because it may result in a return of capital, which would reduce the Fund’s NAV and, over time, potentially increase the Fund’s expense ratio. If the Fund distributes a return of capital, it means that the Fund is returning to stockholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed by the Board at any time without stockholder approval. See “Distributions.”
Foreign Securities Risk
Foreign securities, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments.  In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic, or regulatory conditions in foreign countries, as well as currency exchange rates. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions may be compromised and the Fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. markets. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested.
The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.
High Portfolio Turnover Risk
The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to Common Stockholders than if the Fund had a low portfolio turnover rate.
Interest Rate Risk
In general, the value of investments with interest rate risk, such as debt securities or income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Interest rate changes can be sudden and unpredictable and may be made in response to the supply and demand for credit, changes to government monetary policy and other initiatives, inflation rates, perceptions of risk and other factors.  A changing interest rate environment increases certain risks, including the potential for periods of volatility. Debt securities have varying levels of sensitivity to changes in interest rates. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. For example, if interest rates increase by 1%, a debt security with a duration of two years will decrease in value by approximately 2%.  Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities.
Issuer-Specific Risk
An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, perceived poor management performance, or changes in economic or political conditions or in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.
Leverage Risk
Leverage amplifies changes in the Fund’s net asset value and may make the Fund more volatile. The use of certain securities instruments, securities lending and borrowing may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses or magnify the risks of other portfolio investments. For certain instruments or transactions that create leverage, or have embedded leverage, relatively small market fluctuations may result in large changes in the value of such investments. In addition, the interest and other costs that the Fund pays to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. Unless the profits from engaging in these practices exceed the costs of engaging in these practices, the use of leverage will diminish the investment performance of the Fund compared with what it would have been had the Fund not used leverage. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount. When the Fund uses leverage or utilizes certain of these practices, it may need to dispose of some of its holdings at unfavorable times or prices in order to satisfy its obligations or to comply with certain asset coverage, regulatory or other requirements.
In connection with the Fund’s use of leverage through the Facility and the issuance of preferred stock, the Fund may seek to hedge the interest rate risks associated with leverage through interest rate swaps, caps or other derivative transactions. These transactions involve investment techniques and risks different from those associated with portfolio transactions in securities of high yield debt securities. There is no assurance that any interest rate hedging transactions, if undertaken, will be successful, and such transactions may adversely affect the Fund’s achievement of its investment objective.
Liquidity Risk
From time to time, the trading market for a particular investment or type of investment in which the Fund invests is or may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Judgment plays a greater role in pricing these investments than it does in pricing investments having more active markets, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investment in securities involved in restructurings.  Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly, particularly during periods of increased market volatility, adverse investor perception, economic uncertainty or changes in interest rates. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time, which can be extensive. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.  Market prices for such securities or other investments may be volatile.  Market participants attempting to sell the same or a similar investment at the same time as the Fund could decrease the liquidity of such investments, especially during times of market volatility.  During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Loan Interests Risk
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value.  Accordingly, loan interests may at times be illiquid and difficult to value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established uniform settlement standards and loan interests may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days).  Extended settlement periods may result in cash not being immediately available to the Fund. A significant portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets, although many covenants may be waived or modified with the consent of a certain percentage of the holders of the loans even if the Fund does not consent. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. In addition, if a secured loan is foreclosed, the Fund may bear the costs and liabilities associated with owning and disposing of the collateral.  The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value while the Fund is holding it. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation, which may increase the Fund’s operating expenses.  Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.
The Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee or by participation in a loan interest that is held by another party.  As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.
When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. As a participant, the Fund also would be subject to the risk that the lending bank or other party selling the participation interest would not remit the Fund’s pro rata share of loan payments to the Fund. It may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition. It is possible that the Fund could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation.  The potential for such liability is greater for an assignee than for a participant.
The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, may vary, sometimes significantly, over time and among individual floating rate loans and loans may be subject to wide bid/ask spreads. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.
Courts have held in some situations that loan interests are not “securities,” and purchasers, such as the Fund, therefore may not have the benefit of the anti-fraud protections of the federal securities laws.  Also, if Fund management receives material non-public information about the issuer (which is not uncommon in the loan market), the Fund may, as a result, be unable to sell the issuer’s securities.
Lower-Rated Debt Securities Risk
Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid and also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, and may carry higher transaction costs. In particular, these securities may be issued by smaller companies or by highly indebted companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.  Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Such securities are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity.  Such securities may be unsecured or have insufficient collateral and may be subordinated to other creditors, which increases the risk of loss on these securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.  Where it deems it appropriate and in the best interests of Fund stockholders, the Fund may incur additional expenses to seek recovery on a defaulted security and/or to pursue litigation to protect the Fund’s investment.
The credit rating of a security may not accurately reflect the actual credit risk associated with such a security. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.
Adverse publicity and investor perceptions, such as a high profile default, whether or not based on fundamental analysis, may decrease the values and liquidity of such securities, especially in a thinly traded or illiquid market.  To the extent the Fund owns or may acquire illiquid or restricted lower-rated debt securities or unrated debt securities of comparable quality, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties.
Market Premium/Discount Risk
The market price of the Fund’s shares of Common Stock will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the secondary market. The Adviser cannot predict whether shares will trade below, at or above their NAV per share because the shares trade on the secondary market at market prices and not at NAV per share. Because the market price of the Fund’s shares of Common Stock will be determined by factors such as relative supply of and demand for shares in the market, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, below or above NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Common Stockholders bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the Fund’s NAV than at the time of purchase.
Market Volatility Risk
Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods and may not have the same impact on all types of securities and instruments. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects.  Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets and economies adversely and cause market volatility in both the short- and long-term.
Mortgage- and Asset-Backed Securities Risk
The value of mortgage- and asset-backed securities, including collateralized mortgage instruments, will be influenced by the factors affecting the housing market or the assets underlying the securities.  These securities differ from more traditional debt securities because the principal is paid back over the life of the security rather than at the security’s maturity; however, principal may be repaid early if a decline in interest rates causes many borrowers to refinance (known as prepayment risk), or repaid more slowly if a rise in rates causes refinancings to slow down (known as extension risk).  Thus, they tend to be more sensitive to changes in interest rates than other types of debt securities and as a result, these securities may exhibit additional volatility during periods of interest rate turmoil.  Asset-backed securities also may not have the benefit of any security interest in the related assets. Mortgage- and asset-backed securities may be “subordinated” to other interests in the same pool and a holder of those “subordinated” securities would receive payments only after any obligations to other more “senior” investors have been satisfied. In addition, investments in mortgage- and asset-backed securities may be subject to call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities.  These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.  Further, such securities may have credit support, the utility of which could be negatively affected by such conditions as well.
Other Investment Company Risk
To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies and to the allocation of its assets among those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s stockholders when distributed to them.
An ETF may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track because of, for example, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index. Investing in ETFs could incur brokerage and other trading costs for the Fund.
Operational and Cybersecurity Risk
The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents.  Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or "hacking") or unintentional events (e.g., inadvertent release of confidential information). A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. A cybersecurity incident may not permit the Fund and its service providers to access electronic systems to perform critical duties for the Fund, such as trading and calculating net asset value. Any cybersecurity incident could have a substantial adverse impact on the Fund and its stockholders.
The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its stockholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Adviser has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Adviser or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.  Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence Risk. The Fund and its service providers, including the Adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges, and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.
Prepayment and Extension Risk
The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity (i.e., a prepayment). As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Prepayments could also create capital gains tax liability in some instances. Conversely, rising market interest rates generally result in slower payoffs or extensions, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the Fund may be unable to capitalize on securities with higher interest rates or wider spreads.
Private Placements and Other Restricted Securities Risk
Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. A security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for private placements and other restricted securities. The Fund may have to bear the expense of registering such securities for sale and there may be substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security, so it may be less able to anticipate a loss. Also, if Fund management receives material non-public information about the issuer, the Fund may, as a result, be legally prohibited from selling the securities.
Recent Market Conditions
Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, or the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Unexpected changes in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the U.S. adopted a number of changes to regulations involving the markets and issuers, some of which implicate the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being proposed, and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate or adversely impact its performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impact in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States.  The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of epidemics and/or pandemics that may arise in the future could negatively affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time and could last for an extended period of time.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
China’s economy, which had been sustained through debt-financed spending on housing and infrastructure, appears to be experiencing a significant slowdown and growing at a lower rate than prior years. While the Chinese government appears to be taking measures to address these issues, due to the size of China’s economy, the resolution of these issues could impact a number of other countries.
Global climate change can have potential impacts on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.
A rise in sea levels, a change in weather patterns, including an increase in powerful storms and large wildfires, and/or a climate-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may not ever recover their value. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.
Losses related to climate change could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
Regulated Investment Company Status
The Fund has qualified, and intends to remain qualified, for federal income tax purposes as a RIC under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to stockholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate stockholders and (ii) for the dividends received deduction in the case of corporate stockholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “Tax Matters” for a more complete discussion of these and other federal income tax considerations.
Repurchase Agreement Risk
Repurchase agreements generally are for a short period of time and involve the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may result in costs, delays, and/or losses to the Fund. In such a case, the Fund may incur expenses in enforcing its rights under the repurchase agreement. Repurchase agreements also involve the risk that the Fund could lose money if (a) the underlying instruments used as collateral lose their value before they can be sold, (b) the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral, or (c) the Fund is unable to access collateral an unable to enforce it rights.
Risk Management
NBIA undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it may only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While this Prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, management will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. The Fund could experience losses if judgments about risk prove to be incorrect. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.
Sector Risk
From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors.  An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market.  The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. For a summary of the Fund’s recent sector allocations, see its most recent stockholder report. (The information in the report is as of the date of the report and may have changed.)  For information about the risks of investing in particular sectors, see the Fund’s SAI.
Stockholder Activism Risk
Stockholder activism can take many forms, including making public demands that the Fund consider certain alternatives, engaging in public campaigns to attempt to influence the Fund’s governance and/or management, commencing proxy contests in an effort to elect the activists’ representatives or others to the Fund’s Board of Directors or to seek other actions such as a tender offer or Fund liquidation, and commencing litigation. Stockholder activism arises in a variety of situations and has been increasing in the closed-end fund space, including litigation challenging closed-end fund defenses. While the Fund is currently not subject to any stockholder activism, due to the potential volatility of the Fund’s Common Stock market price and for a variety of other reasons, the Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert the Adviser’s and the Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism. Stockholder activists seek short-term actions that can increase Fund costs per share and be detrimental to other stockholders.
U.S. Government Securities Risk
Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices, including due to changes in interest rates, of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the issuer’s right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment or default by the issuer. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.  There is no assurance that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.
In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities. In recent years, credit rating agencies have shown some concern about whether the U.S. government has the political will necessary to service all of its outstanding and expected future debt, and some have adjusted their ratings or outlook for U.S. government debt accordingly. These developments, and the factors underlying them, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the government’s ability to access the debt markets on favorable terms. In addition, these developments could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by the Fund.
Valuation Risk
The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other funds to calculate their NAVs. The value of foreign securities, certain futures and fixed income securities, and currencies may be materially affected by events after the close of the markets on which they are traded but before the Fund determines its net asset value. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. Different pricing services use different valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, the value of the Fund’s investments could be impacted. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Variable and Floating Rate Instruments Risk
The market prices of instruments with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. Conversely, variable and floating rate instruments will not generally rise in value if market interest rates decline.  Thus, investing in variable and floating rate instruments generally allows less opportunity for capital appreciation and depreciation than investing in instruments with a fixed interest rate.  Certain types of floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities, may have restrictions on resale and may lack an active market, which may make them more difficult to value or sell.
Certain variable and floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the instrument from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as SOFR. Such a floor is designed to protect the Fund from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the instrument, and the Fund may not benefit from increasing interest rates for a significant period of time.  Rates on certain variable rate instruments typically only reset periodically.
Warrants and Rights Risk
Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments and are subject to the risks associated with the security underlying the warrant. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and it may never be advantageous to exercise a warrant or right. If a warrant or right to subscribe to additional shares is not exercised or, when permissible, sold prior to the warrant’s or right’s expiration date or redemption by the issuer, the Fund would lose all or substantially all of the value of the warrant or right. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Zero Coupon Securities, Step Coupon Securities, Pay-in-Kind Securities and Discount Obligations
Zero coupon securities and step coupon securities are debt obligations that are issued and traded at a discount from their face amount or par value (known as “original issue discount” or “OID”) and do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. The Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. OID varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon securities and step coupon securities are redeemed at face value when they mature. Accrued OID must be included in the Fund’s gross income for federal tax purposes ratably each taxable year prior to the receipt of any actual payments. Pay-in-kind securities pay “interest” through the issuance of additional securities. The market prices of zero coupon securities, step coupon securities, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Those securities and obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Effects of Leverage [Text Block]
USE OF LEVERAGE AND RELATED RISKS
The Fund utilizes financial leverage for investment purposes (i.e., to purchase additional portfolio securities consistent with the Fund’s investment objective and primary investment strategy). The Fund has utilized various forms of leverage since shortly after it began investment operations and expects to continue to use leverage, although there can be no assurance that the Fund will continue to engage in any leveraging techniques. Immediately prior to a leverage refinancing in September 2023, the Fund utilized privately placed notes and mandatory redeemable preferred shares (“MRPS”) Series C. The Fund currently utilizes leverage through the Facility and MRPS Series D, and may otherwise borrow money, issue notes or use a variety of additional strategies to increase funds available for investment.  The Facility has a 360-day rolling maturity date and the MRPS have a maturity date of September 29, 2026. The interest on the Facility loans is charged based on an adjusted overnight SOFR rate and is accrued daily and paid monthly. The MRPS Series D have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon. The distributions on the MRPS Series D are based on floating rates and are accrued daily and paid monthly.  During the year ended October 31, 2024, the average annualized interest rate on the loans under the Facility was 6.48%, and average annualized distribution rate on the MRPS Series D was 7.03%.
The Fund may not declare dividends or make other distributions on Common Stock or purchase any such Common Stock if, at the time of the declaration, distribution or purchase, certain asset coverage requirements with respect to outstanding borrowings or preferred stock is not met. The Facility includes customary provisions regarding requirements to repay outstanding loans or incur a penalty rate of interest upon the occurrence of certain events of default, and indemnification of the lender against liabilities it may incur in connection with the Facility. The MRPS Series D contain provisions requiring the Fund to redeem the MRPS in certain circumstances, including the failure to meet certain asset coverage ratios. The Facility also includes customary covenants that, among other things, limit the Fund’s ability to incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In connection with the Facility, the Fund has granted a security interest in a substantial portion of its assets to the lender.
There can be no assurance that the Fund will not replace or refinance the Facility or the MRPS with one or more credit facilities or other preferred stock, having substantially different terms, or with other forms of leverage.
Preferred stock and notes typically pay dividends, distributions or interest and loans under a credit facility typically require interest payments all based on short-term interest rates. The proceeds of preferred stock and amounts borrowed would be used to buy portfolio securities that pay interest based on intermediate- and long-term yields.  These interest payments are typically, although not always, higher than short-term interest rates. High-yield debt securities, as well as long-term and short-term interest rates, fluctuate. If short-term interest rates rise, distributions rates on preferred stock and interest payments on loans may rise so that the amount of distributions to be paid to holders of preferred stock and the amount of interest due on loans outstanding exceed the income from the portfolio securities.  Because income from the Fund’s entire investment portfolio would be available to pay distributions on preferred stock and interest on loans, however, dividend rates on preferred stock and interest rates on loans would need to greatly exceed the Fund’s net portfolio income before the Fund’s ability to pay dividends on preferred stock and interest due on loans would be jeopardized.  If long-term interest rates rise, this could negatively impact the value of the Fund’s investment portfolio, reducing the amount of assets serving as asset coverage for the preferred stock and loans. The Fund anticipates entering into interest rate swap or cap transactions with the intent to reduce or eliminate the risk posed by an increase in short-term interest rates. There is no guarantee that the Fund will engage in these transactions or that these transactions will be successful in reducing or eliminating interest rate risk.
The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including derivative instruments discussed above, additional loans and through the issuance of additional preferred stock or notes. Subject to prevailing market conditions, the Fund intends to use leveraging instruments to maintain leverage on its portfolio representing up to approximately 33 1/3% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such instruments), the maximum amount of leverage allowable under the 1940 Act. The Fund intends to use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act which regulates the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund has adopted a Rule 18f-4 Policy which provides, among other things, that unless the Fund qualifies as a ‘‘limited derivatives user’’ as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, must comply with certain value-at-risk based leverage limits and must provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk. Rule 18f-4 permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act.
Leverage creates risks for holders of the Common Stock, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Common Stock. There is a risk that fluctuations in the distribution rates on any outstanding preferred stock or interest due on loans may adversely affect the return to the holders of the Common Stock. If the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stockholders will be reduced. The Fund in its reasonable judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate in the circumstances.
Changes in the value of the Fund’s investment portfolio (including investments bought with the proceeds of leverage) will be borne entirely by the Fund and indirectly by the Fund’s Common Stockholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the NAV to a greater extent than if the Fund were not leveraged. The use of leverage by the Fund may magnify the Fund’s losses when there is a decrease in the value of a Fund investment and even totally eliminate the Fund’s equity in its portfolio or a Common Stockholder’s equity in the Fund. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage because the investment advisory fees paid will be calculated on the basis of the Fund’s Managed Assets, which include proceeds from leverage.
Leverage creates an opportunity for a greater return per share of Common Stock, but at the same time it is a speculative technique that will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage exceeds the cost of such leverage, the use of leverage will diminish the investment performance of the Fund’s Common Stock compared with what it would have been without leverage.
The Fund’s willingness to utilize further leverage, and the amount of leverage the Fund will assume, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on the Fund’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.
Assuming that leverage will represent approximately 26.3% of the Fund’s Managed Assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 6.77%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 2.42% in order to cover the expenses specifically related to the Fund’s use of leverage. These numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on Common Stock total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table assumes that the Fund continues to use financial leverage in its portfolio through the Facility and MRPS representing 26.3% of Managed Assets (the percentage of leverage as of October 31, 2024) of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such instruments) with an estimated blended annual interest and distribution rate of 6.77%.
Assumed portfolio return (net of expenses)	(10)%	(5)%	0%	5%	10%

Corresponding Common Stock return assuming 26.3% of Managed Assets leverage through MRPS and the Facility	-15.98%	-9.20%	-2.41%	4.37%	11.15%
Common Stock total return is composed of two elements — the Common Stock distributions paid by the Fund and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.
In addition to leverage for investment purposes, the Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of distributions and the settlement of securities transactions which otherwise might require untimely dispositions of Fund investments.

Effects of Leverage [Table Text Block]
Assumed portfolio return (net of expenses)	(10)%	(5)%	0%	5%	10%

Corresponding Common Stock return assuming 26.3% of Managed Assets leverage through MRPS and the Facility	-15.98%	-9.20%	-2.41%	4.37%	11.15%

Return at Minus Ten [Percent]			(15.98%)
Return at Minus Five [Percent]			(9.20%)
Return at Zero [Percent]			(2.41%)
Return at Plus Five [Percent]			4.37%
Return at Plus Ten [Percent]			11.15%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on Common Stock total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table assumes that the Fund continues to use financial leverage in its portfolio through the Facility and MRPS representing 26.3% of Managed Assets (the percentage of leverage as of October 31, 2024) of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such instruments) with an estimated blended annual interest and distribution rate of 6.77%.

Share Price [Table Text Block]
	NYSE American Market Price(1)		Corresponding NAV per share on Date of NYSE American Market Price(1)		Corresponding Market Premium/(Discount) to NAV per share on Date of NYSE American Market Price(1)
Quarter Ended(2)	High	Low	High	Low	High	Low
March 31, 2025	$7.93	$7.59	$7.70	$7.55	2.99%	0.53%
January 31, 2025	$8.67	$7.90	$8.04	$7.82	7.84%	1.01%
October 31, 2024	$8.11	$7.47	$7.96	$7.72	1.88%	-3.24%
July 31, 2024	$8.11	$7.82	$7.93	$7.85	2.27%	-0.38%
April 30, 2024	$8.38	$7.84	$8.09	$7.78	3.58%	0.77%
January 31, 2024	$8.09	$7.15	$8.08	$7.54	0.12%	-5.17%
October 31, 2023	$7.94	$6.96	$8.04	$7.49	-1.24%	-7.08%
July 31, 2023	$9.07	$7.49	$8.49	$8.07	6.83%	-7.19%
April 30, 2023	$9.32	$7.82	$9.19	$8.30	1.41%	-5.78%
January 31, 2023	$9.13	$8.13	$8.92	$8.45	2.35%	-3.79%

Lowest Price or Bid				$ 7.59	$ 7.9		$ 7.47	[7],[8]	$ 7.82		$ 7.84		$ 7.15		$ 6.96	[7],[8]	$ 7.49		$ 7.82		$ 8.13	[7],[8]
Highest Price or Bid				7.93	8.67		8.11	[7],[8]	8.11		8.38		8.09		7.94	[7],[8]	9.07		9.32		9.13	[7],[8]
Lowest Price or Bid, NAV				7.55	7.82		7.72	[7],[8]	7.85		7.78		7.54		7.49	[7],[8]	8.07		8.3		8.45	[7],[8]
Highest Price or Bid, NAV				$ 7.7	$ 8.04		$ 7.96	[7],[8]	$ 7.93		$ 8.09		$ 8.08		$ 8.04	[7],[8]	$ 8.49		$ 9.19		$ 8.92	[7],[8]
Highest Price or Bid, Premium (Discount) to NAV [Percent]				2.99%	7.84%		1.88%	[7],[8]	2.27%		3.58%		0.12%		(1.24%)	[7],[8]	6.83%		1.41%		2.35%	[7],[8]
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				0.53%	1.01%		(3.24%)	[7],[8]	(0.38%)		0.77%		(5.17%)		(7.08%)	[7],[8]	(7.19%)		(5.78%)		(3.79%)	[7],[8]
Share Price																																		$ 7.65
NAV Per Share																																		$ 7.53
Latest Premium (Discount) to NAV [Percent]		1.59%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The Fund is a closed-end, diversified management investment company registered under the laws of the State of Maryland pursuant to the Articles of Incorporation signed by Arthur C. Delibert dated March 18, 2010. The Fund is authorized to issue 1,000,000,000 shares of capital stock, par value $0.0001 per share. The Fund intends to hold annual meetings of stockholders so long as the Common Stock is listed on a national securities exchange and such meetings are required as a condition to such listing. An investor who acquires Common Stock in an Offer issued after the Record Date for a meeting of stockholders will not be entitled to vote such Common Stock, or otherwise participate with respect to such Common Stock, at such meeting.
Common Stock
Each share of Common Stock represents an equal proportionate interest in the assets of the Fund with each other share of Common Stock in the Fund. Common Stockholders will be entitled to the payment of distributions when, as and if declared by the Board. Under the stable distribution policy, in certain circumstances, the Fund may be required to sell a portion of its investment portfolio to fund distributions. Therefore, these payments may represent a reduction of the stockholder’s principal investment. The 1940 Act or the terms of any borrowings or preferred stock may limit the payment of distributions to the Common Stockholders. Each whole Share of Common Stock shall be entitled to one (1) vote as to matters on which it is entitled to vote pursuant to the terms of the Articles of Incorporation on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all claims and obligations of the Fund and the liquidation preference with respect to any outstanding preferred stock, and (upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection), the directors may distribute the remaining assets of the Fund among the holders of the Common Stock.
In general, except as provided in the following paragraph, when there are any borrowings, including preferred stock and/or loans outstanding, the Fund may not be permitted to declare any cash distribution on its Common Stock, unless at the time of such declaration, (i) all accrued distributions on preferred stock or accrued interest on borrowings have been paid and (ii) the value of the Fund’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred stock (expected to equal the aggregate original purchase price of the outstanding preferred stock plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred stock from a NRSRO. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund’s ability to make distributions on its Common Stock could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible to purchase or redeem preferred stock or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred stock in certain circumstances in connection with any such impairment of the Fund’s status as a regulated investment company. See “Distributions.” Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred stock to the holders thereof.
Any offerings of the Fund’s Common Stock, if made, will require approval of the Board or an authorized Committee thereof. Any additional offering will not be sold at a price per Share of Common Stock below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Stockholders or with the consent of a majority of the Fund’s outstanding Common Stockholders. The Shares of Common Stock have no preemptive rights.
The Fund currently issues its Common Stock without certificates.
The Fund is authorized to issue 1,000,000,000 Shares of Common Stock. All Shares of Common Stock have equal voting, dividend, distribution and liquidation rights. The Shares of Common Stock outstanding are, and the Shares of Common Stock issuable upon the exercise of the Rights, when issued and paid for pursuant to the terms of any offering, will be, fully paid and non-assessable. Shares of Common Stock are not redeemable and have no preemptive rights, conversion rights, cumulative voting rights or appraisal rights.
Preferred Stock and Loans Outstanding
As of October 31, 2024, the Fund had outstanding loans under the Facility with an aggregate principal value of $43,500,000 and MRPS with an aggregate liquidation preference of $40,000,000. The Facility has a 360-day rolling maturity date and the MRPS have a maturity date of September 29, 2026. The interest on the Facility loans is accrued daily and paid monthly. The MRPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon.
The Articles of Incorporation authorize the issuance of 1,000,000,000 shares of capital stock, including preferred stock, having a par value of $0.0001 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Stockholders.  To the extent the Directors authorize the issuance of any preferred stock, the Directors are also permitted to amend or supplement the Articles of Incorporation, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such preferred stock.
Prior to issuance of additional preferred stock, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board of Directors could authorize the issuance of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for Common Stockholders or otherwise be in their best interest.
Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred stock, have an “asset coverage” of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred stock. If the Fund seeks a rating of the preferred stock, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the preferred stock is expected to equal their aggregate original purchase price plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred stock, including their distribution rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Fund’s charter) if and when it authorizes the preferred stock. The Fund may issue preferred stock that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred stock may also enable the Fund to lengthen such intervals. At times, the distribution rate on the Fund’s preferred stock may exceed the Fund’s return after expenses on the investment of proceeds from the preferred stock, resulting in a lower rate of return to Common Stockholders than if the preferred stock were not outstanding.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred stock may entitle the holders of preferred stock to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to Common Stockholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred stockholders would not be entitled to any further participation in any distribution of assets by the Fund.
If issued, the Fund expects that holders of preferred stock, voting as a class, shall be entitled to elect at least two of the Fund’s directors. Under the 1940 Act, if at any time distributions on the preferred stock are unpaid in an amount equal to two (2) full years’ distributions thereon, the holders of all outstanding preferred stock, voting as a class, will be allowed to elect at least a majority of the Fund’s Directors with the number of Directors increased appropriately to the extent necessary to effectuate such rights until all distributions in arrears have been paid or declared and set apart for payment. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. In addition, if required by a NRSRO rating the preferred stock or if the Board determines it to be in the best interests of the Common Stockholders, issuance of the preferred stock may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred stock may be entitled to elect a majority of the Fund’s Board in other circumstances, for example, if one payment on the preferred stock is in arrears.
The Fund expects that the affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred stock. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.
The Fund currently has ratings from an NRSRO on its MRPS and currently intends that, as long as the MRPS are outstanding, the composition of its portfolio will reflect guidelines established by such NRSRO. In order to maintain these ratings, the Fund is required to comply with asset coverage requirements that are currently more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality investments at certain times and certain mandatory redemption or prepayment requirements relating to the MRPS.
The Fund also may enter into other transactions that may give rise to a form of leverage including, among others, swaps, futures and forward contracts, options and other derivative transactions. As of the date of this prospectus, to the extent that the Fund covers its obligations under such other transactions, as described in this prospectus, such transactions should not be treated as borrowings for purposes of the 1940 Act. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. Further, the Fund may incur losses on such transactions (including the entire amount of the Fund’s investment in such transaction) even if they are covered.

Other Security, Title [Text Block]			Subscription Rights
Other Security, Description [Text Block]
The Fund may issue subscription rights to holders of our Common Stock to purchase additional Common Stock.  Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of our Common Stock, the Fund will provide a Prospectus Supplement to Common Stockholders as of the record date set for determining the Common Stockholders eligible to receive subscription rights in such subscription rights offering.
The applicable Prospectus Supplement would describe the following terms of subscription rights in respect of which this Prospectus is being delivered, along with general risks associated with subscription rights such as risks relating to dilution, market price volatility and undersubscription:
●
the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the number of such subscription rights issued in respect of each share of Common Stock;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right we may have in connection with such subscription rights offering; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares of Common Stock at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights would be exercisable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Upon expiration of any rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in a Prospectus Supplement the Fund would issue, as soon as practicable, the shares of Common Stock purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than Common Stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in an applicable Prospectus Supplement.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Stock Held by the Fund or for its Own Account

Common Stock	992,396,700	0	30,385,933
Preferred Stock (Perpetual Preferred Shares Series A)	1,500	0	0
Preferred Stock (MRPS Series B)	1,400	0	0
Preferred Stock (MRPS Series C)	7,600,000	0	0
Preferred Stock (MRPS Series D)	400	0	400

Outstanding Security, Title [Text Block]			General
Anti-takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-takeover Provisions Risk
The Fund’s Articles of Incorporation and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. If the Fund were converted to open-end status, the Fund would have to redeem any preferred stock and prepay or repay any borrowings outstanding. By resolution of the Board, the Fund has opted into the Maryland Control Share Acquisition Act (“MCSAA”) and the Maryland Business Combination Act.  In general, the MCSAA provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by stockholders at a special meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or by directors who are employees of the corporation).
In general, the Maryland Business Combination Act prohibits an interested stockholder (a stockholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination with the corporation for a period of five years after the most recent date on which the interested stockholder became an interested stockholder. Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund. There can be no assurance, however, that such provisions would be sufficient to deter investors that seek to obtain control of the Fund or otherwise cause the Fund to take actions that may not be aligned with the interests of other stockholders.  See “Anti-Takeover Provisions in the Articles of Incorporation and Bylaws” for additional information, including relating to litigation.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
Upon the issuer’s desire to call a security, or under other circumstances where a security is called,  which may happen for a number of reasons, such as declining interest rates or changes in credit spreads, the issuer can opt to repay the obligation underlying a “callable security” early. When this occurs, the Fund may have to reinvest the proceeds in an investment offering a lower yield, with a higher risk of default, or other less favorable characteristics. This may reduce the amount of the Fund’s distributions. In addition, the Fund may not realize the full anticipated benefit from such investment. The likelihood of a call also may impact the price of a security.

Closed-End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Fund Risk
The Fund is a diversified, closed-end management investment company and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund’s Common Stock may trade at a discount to the Fund’s NAV. See “Market Premium/Discount Risk.”

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations Risk
CLOs issue classes or “tranches” of securities that vary in risk and yield and may experience substantial losses due to interest rate fluctuations, actual defaults, collateral defaults, disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. CLOs carry risks including, but not limited to, (i) the possibility that distributions from the underlying debt securities will not be adequate to make interest or other payments, (ii) the quality of the underlying debt securities may decline in value or default, particularly during periods of economic downturn, (iii) the Fund may invest in CLOs that are subordinate to other classes of securities, (iv) the investment return could be significantly different than those predicted by financial models; (v) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures, (vi) the manager of the CLO may perform poorly, (vii) the complex structure may produce disputes with the issuer or unexpected investment results, and (viii) the lack of a readily available secondary market for CLOs. Interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to the risk of default with respect to such payments. The risks of investing in CLOs depend largely on the quality and type of the underlying debt and the tranche of the CLO in which the Fund invests.  In addition, CLOs that obtain their exposure through derivative instruments entail the additional risks associated with such instruments.  CLOs can be difficult to value, may at times be illiquid, may be highly leveraged (which could make them highly volatile), and may produce unexpected investment results due to their complex structure. CLOs may also charge fees and expenses, which are in addition to those of the Fund. In addition, CLOs involve many of the same risks of investing in debt securities and asset-backed securities including, but not limited to, interest rate risk, credit risk, liquidity risk, and valuation risk.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Adviser’s advisory fees are based on Managed Assets. Consequently, the Adviser will benefit from an increase in the Fund’s Managed Assets resulting from an offering. In addition, a Director who is an “interested person” (as such term is defined under the 1940 Act) of the Fund or a portfolio manager of the Fund could benefit indirectly from an offering because of such affiliations.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price, and a convertible security is subject to the market risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Because their value can be influenced by many different factors, convertible securities generally have less potential for gain or loss than the underlying common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.
Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as "junk bonds"). Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole. There may also be less trading in small- or mid-cap securities, which means that buy and sell transactions in those securities could have a larger impact on a security’s price than is the case with large-cap securities.

Credit_ Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead costs), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which may affect a security’s credit quality or value.  A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund's securities.  Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. In addition, lower credit quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Ratings represent a rating agency’s opinion regarding the quality of a security and are not a guarantee of quality and do not protect against a decline in the value of a security.  In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.  The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value.  The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit, or bond insurance). Entities providing credit or liquidity support also may be affected by credit risk. Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses.  Domestic issuers that hold substantial foreign assets may be similarly affected.  Currency exchange rates may fluctuate in response to factors external to a country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception of a country’s economy and changes in interest rates, intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities, such as the International Monetary Fund, or by currency controls or political developments in the U.S. or abroad. To the extent the Fund invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated.

Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary Receipts Risk
Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, holders of depositary receipts may have limited or no rights, including voting rights, to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the instrument.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.  Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price.  Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil.  The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference instrument may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial.  Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives.  In addition, the Fund’s use of derivatives may have different tax consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing of income recognition and character of taxable distributions payable to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.  Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority. See “Use of Leverage and Related Risks.”
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.  Counterparty risk is generally thought to be greater with OTC derivatives than with derivatives that are exchange traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. In addition, during periods of market volatility, such exchanges or clearing organizations may suspend or limit trading in a derivative, which may make the contract temporarily illiquid and difficult to price.
When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives.  The need to provide margin or collateral could limit the Fund’s ability to pursue other opportunities as they arise.  Derivatives that have margin requirements involve the risk that if the Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities or other instruments from its portfolio at a time when it may be disadvantageous to do so.  A relatively small price movement in a derivative may result in substantial losses to the Fund, exceeding the amount of the margin paid. The Fund normally will remain obligated to meet margin requirements until a derivatives position is closed.
Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
Although the Fund may use derivatives to attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses.
Additional risks associated with certain types of derivatives are discussed below:
Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).
Futures.  There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures position when desired.  This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that the Fund needs to sell (or buy) at that limit price. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery.  To the extent the Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.
Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase.  Additionally, volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with options. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.
Swaps. Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap.
Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities Risk
Distressed securities are securities of companies that are in financial distress and that may be in or about to enter bankruptcy or some other legal proceeding.  The Fund may not receive interest payments on the distressed securities, which would not generate income for shareholders, and may incur costs to protect its investment. These securities may present a substantial risk of default or may be in default.  Distressed securities involve the substantial risk that principal will not be repaid. The Fund may lose a substantial portion or all of its investment in distressed securities or may be required to accept cash, securities or other property with a value less than its original investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. Distressed securities include loans, bonds and notes, many of which are not publicly traded, and may involve a substantial degree of risk.  In certain periods, there may be little or no liquidity in the markets for distressed securities meaning that the Fund may be unable to exit its position. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain information regarding the financial condition of a borrower or issuer, and its financial condition may change rapidly. Also, it may be difficult to value such securities and the spread between the bid-ask prices of such securities may be greater than expected.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Risk
			There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than others. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its stockholders because it may result in a return of capital, which would reduce the Fund’s NAV and, over time, potentially increase the Fund’s expense ratio. If the Fund distributes a return of capital, it means that the Fund is returning to stockholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed by the Board at any time without stockholder approval. See “Distributions.
Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
Foreign securities, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments.  In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic, or regulatory conditions in foreign countries, as well as currency exchange rates. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions may be compromised and the Fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. markets. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested.
The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.

High Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Portfolio Turnover Risk
The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to Common Stockholders than if the Fund had a low portfolio turnover rate.

Interest_Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
In general, the value of investments with interest rate risk, such as debt securities or income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Interest rate changes can be sudden and unpredictable and may be made in response to the supply and demand for credit, changes to government monetary policy and other initiatives, inflation rates, perceptions of risk and other factors.  A changing interest rate environment increases certain risks, including the potential for periods of volatility. Debt securities have varying levels of sensitivity to changes in interest rates. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. For example, if interest rates increase by 1%, a debt security with a duration of two years will decrease in value by approximately 2%.  Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities.

Issuer-Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer-Specific Risk
An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, perceived poor management performance, or changes in economic or political conditions or in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
Leverage amplifies changes in the Fund’s net asset value and may make the Fund more volatile. The use of certain securities instruments, securities lending and borrowing may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses or magnify the risks of other portfolio investments. For certain instruments or transactions that create leverage, or have embedded leverage, relatively small market fluctuations may result in large changes in the value of such investments. In addition, the interest and other costs that the Fund pays to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. Unless the profits from engaging in these practices exceed the costs of engaging in these practices, the use of leverage will diminish the investment performance of the Fund compared with what it would have been had the Fund not used leverage. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount. When the Fund uses leverage or utilizes certain of these practices, it may need to dispose of some of its holdings at unfavorable times or prices in order to satisfy its obligations or to comply with certain asset coverage, regulatory or other requirements.
In connection with the Fund’s use of leverage through the Facility and the issuance of preferred stock, the Fund may seek to hedge the interest rate risks associated with leverage through interest rate swaps, caps or other derivative transactions. These transactions involve investment techniques and risks different from those associated with portfolio transactions in securities of high yield debt securities. There is no assurance that any interest rate hedging transactions, if undertaken, will be successful, and such transactions may adversely affect the Fund’s achievement of its investment objective.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
From time to time, the trading market for a particular investment or type of investment in which the Fund invests is or may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Judgment plays a greater role in pricing these investments than it does in pricing investments having more active markets, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investment in securities involved in restructurings.  Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly, particularly during periods of increased market volatility, adverse investor perception, economic uncertainty or changes in interest rates. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time, which can be extensive. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.  Market prices for such securities or other investments may be volatile.  Market participants attempting to sell the same or a similar investment at the same time as the Fund could decrease the liquidity of such investments, especially during times of market volatility.  During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Loan Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Interests Risk
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value.  Accordingly, loan interests may at times be illiquid and difficult to value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established uniform settlement standards and loan interests may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days).  Extended settlement periods may result in cash not being immediately available to the Fund. A significant portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets, although many covenants may be waived or modified with the consent of a certain percentage of the holders of the loans even if the Fund does not consent. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. In addition, if a secured loan is foreclosed, the Fund may bear the costs and liabilities associated with owning and disposing of the collateral.  The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value while the Fund is holding it. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation, which may increase the Fund’s operating expenses.  Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.
The Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee or by participation in a loan interest that is held by another party.  As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.
When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. As a participant, the Fund also would be subject to the risk that the lending bank or other party selling the participation interest would not remit the Fund’s pro rata share of loan payments to the Fund. It may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition. It is possible that the Fund could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation.  The potential for such liability is greater for an assignee than for a participant.
The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, may vary, sometimes significantly, over time and among individual floating rate loans and loans may be subject to wide bid/ask spreads. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.
Courts have held in some situations that loan interests are not “securities,” and purchasers, such as the Fund, therefore may not have the benefit of the anti-fraud protections of the federal securities laws.  Also, if Fund management receives material non-public information about the issuer (which is not uncommon in the loan market), the Fund may, as a result, be unable to sell the issuer’s securities.

Lower-Rated Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower-Rated Debt Securities Risk
Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid and also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, and may carry higher transaction costs. In particular, these securities may be issued by smaller companies or by highly indebted companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.  Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Such securities are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity.  Such securities may be unsecured or have insufficient collateral and may be subordinated to other creditors, which increases the risk of loss on these securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.  Where it deems it appropriate and in the best interests of Fund stockholders, the Fund may incur additional expenses to seek recovery on a defaulted security and/or to pursue litigation to protect the Fund’s investment.
The credit rating of a security may not accurately reflect the actual credit risk associated with such a security. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.
Adverse publicity and investor perceptions, such as a high profile default, whether or not based on fundamental analysis, may decrease the values and liquidity of such securities, especially in a thinly traded or illiquid market.  To the extent the Fund owns or may acquire illiquid or restricted lower-rated debt securities or unrated debt securities of comparable quality, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties.

Market Premium/Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Premium/Discount Risk
The market price of the Fund’s shares of Common Stock will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the secondary market. The Adviser cannot predict whether shares will trade below, at or above their NAV per share because the shares trade on the secondary market at market prices and not at NAV per share. Because the market price of the Fund’s shares of Common Stock will be determined by factors such as relative supply of and demand for shares in the market, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, below or above NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Common Stockholders bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the Fund’s NAV than at the time of purchase.

Market Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Volatility Risk
Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods and may not have the same impact on all types of securities and instruments. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects.  Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets and economies adversely and cause market volatility in both the short- and long-term.

Mortgage- and Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk
The value of mortgage- and asset-backed securities, including collateralized mortgage instruments, will be influenced by the factors affecting the housing market or the assets underlying the securities.  These securities differ from more traditional debt securities because the principal is paid back over the life of the security rather than at the security’s maturity; however, principal may be repaid early if a decline in interest rates causes many borrowers to refinance (known as prepayment risk), or repaid more slowly if a rise in rates causes refinancings to slow down (known as extension risk).  Thus, they tend to be more sensitive to changes in interest rates than other types of debt securities and as a result, these securities may exhibit additional volatility during periods of interest rate turmoil.  Asset-backed securities also may not have the benefit of any security interest in the related assets. Mortgage- and asset-backed securities may be “subordinated” to other interests in the same pool and a holder of those “subordinated” securities would receive payments only after any obligations to other more “senior” investors have been satisfied. In addition, investments in mortgage- and asset-backed securities may be subject to call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities.  These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.  Further, such securities may have credit support, the utility of which could be negatively affected by such conditions as well.

Other Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Company Risk
To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies and to the allocation of its assets among those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s stockholders when distributed to them.
An ETF may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track because of, for example, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index. Investing in ETFs could incur brokerage and other trading costs for the Fund.

Operational and Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and Cybersecurity Risk
The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents.  Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or "hacking") or unintentional events (e.g., inadvertent release of confidential information). A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. A cybersecurity incident may not permit the Fund and its service providers to access electronic systems to perform critical duties for the Fund, such as trading and calculating net asset value. Any cybersecurity incident could have a substantial adverse impact on the Fund and its stockholders.
The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its stockholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Adviser has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Adviser or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.  Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence Risk. The Fund and its service providers, including the Adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges, and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Prepayment and Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Extension Risk
The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity (i.e., a prepayment). As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Prepayments could also create capital gains tax liability in some instances. Conversely, rising market interest rates generally result in slower payoffs or extensions, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the Fund may be unable to capitalize on securities with higher interest rates or wider spreads.

Private Placements and Other Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements and Other Restricted Securities Risk
Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. A security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for private placements and other restricted securities. The Fund may have to bear the expense of registering such securities for sale and there may be substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security, so it may be less able to anticipate a loss. Also, if Fund management receives material non-public information about the issuer, the Fund may, as a result, be legally prohibited from selling the securities.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions
Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, or the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Unexpected changes in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the U.S. adopted a number of changes to regulations involving the markets and issuers, some of which implicate the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being proposed, and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate or adversely impact its performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impact in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States.  The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of epidemics and/or pandemics that may arise in the future could negatively affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time and could last for an extended period of time.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
China’s economy, which had been sustained through debt-financed spending on housing and infrastructure, appears to be experiencing a significant slowdown and growing at a lower rate than prior years. While the Chinese government appears to be taking measures to address these issues, due to the size of China’s economy, the resolution of these issues could impact a number of other countries.
Global climate change can have potential impacts on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.
A rise in sea levels, a change in weather patterns, including an increase in powerful storms and large wildfires, and/or a climate-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may not ever recover their value. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.
Losses related to climate change could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Regulated Investment Company Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulated Investment Company Status
The Fund has qualified, and intends to remain qualified, for federal income tax purposes as a RIC under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to stockholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate stockholders and (ii) for the dividends received deduction in the case of corporate stockholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “Tax Matters” for a more complete discussion of these and other federal income tax considerations.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreement Risk
Repurchase agreements generally are for a short period of time and involve the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may result in costs, delays, and/or losses to the Fund. In such a case, the Fund may incur expenses in enforcing its rights under the repurchase agreement. Repurchase agreements also involve the risk that the Fund could lose money if (a) the underlying instruments used as collateral lose their value before they can be sold, (b) the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral, or (c) the Fund is unable to access collateral an unable to enforce it rights.

Risk Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Management
NBIA undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it may only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While this Prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, management will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. The Fund could experience losses if judgments about risk prove to be incorrect. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk
From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors.  An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market.  The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. For a summary of the Fund’s recent sector allocations, see its most recent stockholder report. (The information in the report is as of the date of the report and may have changed.)  For information about the risks of investing in particular sectors, see the Fund’s SAI.

Stockholder Activism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stockholder Activism Risk
Stockholder activism can take many forms, including making public demands that the Fund consider certain alternatives, engaging in public campaigns to attempt to influence the Fund’s governance and/or management, commencing proxy contests in an effort to elect the activists’ representatives or others to the Fund’s Board of Directors or to seek other actions such as a tender offer or Fund liquidation, and commencing litigation. Stockholder activism arises in a variety of situations and has been increasing in the closed-end fund space, including litigation challenging closed-end fund defenses. While the Fund is currently not subject to any stockholder activism, due to the potential volatility of the Fund’s Common Stock market price and for a variety of other reasons, the Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert the Adviser’s and the Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism. Stockholder activists seek short-term actions that can increase Fund costs per share and be detrimental to other stockholders.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices, including due to changes in interest rates, of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the issuer’s right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment or default by the issuer. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.  There is no assurance that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.
In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities. In recent years, credit rating agencies have shown some concern about whether the U.S. government has the political will necessary to service all of its outstanding and expected future debt, and some have adjusted their ratings or outlook for U.S. government debt accordingly. These developments, and the factors underlying them, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the government’s ability to access the debt markets on favorable terms. In addition, these developments could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other funds to calculate their NAVs. The value of foreign securities, certain futures and fixed income securities, and currencies may be materially affected by events after the close of the markets on which they are traded but before the Fund determines its net asset value. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. Different pricing services use different valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, the value of the Fund’s investments could be impacted. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable and Floating Rate Instruments Risk
The market prices of instruments with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. Conversely, variable and floating rate instruments will not generally rise in value if market interest rates decline.  Thus, investing in variable and floating rate instruments generally allows less opportunity for capital appreciation and depreciation than investing in instruments with a fixed interest rate.  Certain types of floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities, may have restrictions on resale and may lack an active market, which may make them more difficult to value or sell.
Certain variable and floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the instrument from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as SOFR. Such a floor is designed to protect the Fund from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the instrument, and the Fund may not benefit from increasing interest rates for a significant period of time.  Rates on certain variable rate instruments typically only reset periodically.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights Risk
Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments and are subject to the risks associated with the security underlying the warrant. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and it may never be advantageous to exercise a warrant or right. If a warrant or right to subscribe to additional shares is not exercised or, when permissible, sold prior to the warrant’s or right’s expiration date or redemption by the issuer, the Fund would lose all or substantially all of the value of the warrant or right. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Zero Coupon Securities, Step Coupon Securities, Pay-in-Kind Securities and Discount Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon Securities, Step Coupon Securities, Pay-in-Kind Securities and Discount Obligations
Zero coupon securities and step coupon securities are debt obligations that are issued and traded at a discount from their face amount or par value (known as “original issue discount” or “OID”) and do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. The Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. OID varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon securities and step coupon securities are redeemed at face value when they mature. Accrued OID must be included in the Fund’s gross income for federal tax purposes ratably each taxable year prior to the receipt of any actual payments. Pay-in-kind securities pay “interest” through the issuance of additional securities. The market prices of zero coupon securities, step coupon securities, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Those securities and obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One			K&L Gates LLP
Entity Address, Address Line Two			1601 K Street, N.W.
Entity Address, City or Town			Washington
Entity Address, State or Province			DC
Entity Address, Postal Zip Code			20006
Contact Personnel Name			Jennifer R. Gonzalez, Esq.
Senior Securities [Member]
Financial Highlights [Abstract]
Senior Securities Headings, Note [Text Block]																																	Senior Securities
Loans_Payable [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]						$ 43,500,000								$ 66,000,000								$ 43,500,000	$ 66,000,000									$ 43,500,000
Senior Securities Coverage per Unit	[10]						$ 7,308								$ 4,561								$ 7,308	$ 4,561									$ 7,308
Preferred Stock Liquidating Preference	[11]
Senior Securities Average Market Value per Unit	[12]
Mandatory Redeemable Preferred Shares, Series D [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]						$ 40,000,000								$ 40,000,000								$ 40,000,000	$ 40,000,000									$ 40,000,000
Senior Securities Coverage per Unit	[10]						$ 380,716								$ 284,014								$ 380,716	$ 284,014									$ 380,716
Preferred Stock Liquidating Preference	[11]						$ 100,000								$ 100,000								100,000	100,000									$ 100,000
Senior Securities Average Market Value per Unit	[12]
Floating Rate Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]																								$ 46,000,000	$ 19,500,000	$ 30,000,000	$ 90,000,000	$ 90,000,000	$ 90,000,000	$ 90,000,000	$ 90,000,000
Senior Securities Coverage per Unit	[10]																								$ 6,335	$ 14,207	$ 11,830	$ 4,144	$ 4,098	$ 4,309	$ 4,240	$ 4,144
Preferred Stock Liquidating Preference	[11]
Senior Securities Average Market Value per Unit	[12]
Mandatory Redeemable Preferred Shares, Series C [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]																								$ 76,000,000	$ 76,000,000	$ 95,000,000
Senior Securities Coverage per Unit	[10]																								$ 30	$ 36	$ 35
Preferred Stock Liquidating Preference	[11]																								12.5	12.5	12.5
Senior Securities Average Market Value per Unit	[12]
Mandatory Redeemable Preferred Shares, Series B [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]																											$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000
Senior Securities Coverage per Unit	[10]																											$ 74,585	$ 73,756	$ 77,565	$ 76,324	$ 74,593
Preferred Stock Liquidating Preference	[11]																											25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[12]
CommonClassAMember
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			992,396,700
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			30,385,933
Preferred Stock and Loans Outstanding [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]			Preferred Stock and Loans Outstanding
SeriesAPreferredStockMember
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			1,500
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
PreferredClassBMember
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			1,400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Preferred Stock C [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			7,600,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Preferred Stock D [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			400

[1]	If Shares of Common Stock are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses.
[2]	The Adviser receives a management fee payable on a monthly basis at an annual rate of 0.60% of the Fund’s average daily Managed Assets for investment advisory services. In addition, the Adviser receives a fee payable on a monthly basis at an annual rate of 0.05% of the Fund’s average daily Managed Assets for administrative services. “Managed Assets” means the Fund’s total assets minus liabilities other than the aggregate indebtedness entered into for purposes of leverage. Consequently, since the Fund has leverage outstanding, the management fee as a percentage of net assets attributable to Common Stock is higher than if the Fund did not utilize leverage.
[3]	“Interest Payments on Borrowed Funds” represents the Fund’s annualized interest payments on the Fund’s loans outstanding under the Facility for the year ended October 31, 2024, during which the Fund had an average loan balance of $47,356,557 of loans under the Facility outstanding, with an average annualized interest rate on such average loan balance of 6.48%. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage through the Facility and variations in market interest rates. If the Fund were to incur higher levels of borrowing or pay higher interest rates, interest payments on borrowed funds as a percentage of net assets would be higher.
[4]	“Distributions on Preferred Stock” represents the Fund’s annualized distributions paid on the Fund’s preferred stock outstanding for the year ended October 31, 2024, during which the average aggregate liquidation preference for such preferred stock was $40,000,000 with an average annualized distribution rate of 7.03%. Currently, the Fund has preferred stock outstanding with an aggregate liquidation preference of $40,000,000. The distributions on preferred stock are based on floating rates and may vary over time.
[5]	The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the Fund. However, you will pay brokerage charges if you direct the Plan Agent to sell your Common Stock held in a distribution reinvestment account. See “Distribution Reinvestment Plan.”
[6]	“Other Expenses” are estimated based on estimated amounts for the current fiscal year.
[7]	Data presented are with respect to a short period of time and are not indicative of future performance.
[8]	Source: Bloomberg
[9]
(1)
Total amount of each class of senior securities outstanding at the end of the period presented. Floating rate senior notes listed for the period from October 31, 2018 to October 31, 2022 are gross of unamortized deferred issuance costs.

[10]	The asset coverage ratio for the floating rate senior notes is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000. The asset coverage ratio for the loans payable is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000. The asset coverage ratio for the mandatory redeemable preferred shares is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities then outstanding (the loans payable or floating rate senior notes and aggregate liquidation preference of the mandatory redeemable preferred shares), and then multiplying by 100,000, which is the liquidation preference per mandatory redeemable preferred share.
[11]	The amount to which a holder of mandatory redeemable preferred shares would be entitled upon the involuntary liquidation of the Fund in preference to the holder of any class of security with a junior ranking.
[12]	Not applicable, as senior securities are not registered for public trading.